Staff Expenses - Summary of Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares
Stock Options Outstanding and Exercisable [Line Items]
Options outstanding and exercisable as at 31 December | shares	2,356,343	5,123,853	15,141,980
Range of exercise price 0.00 - 5.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Options outstanding and exercisable as at 31 December | shares		1,930,068	2,294,423
Weighted average exercise price | € / shares		€ 2.88	€ 2.88
Weighted average remaining contractual life (years)		2 months 15 days	1 year 2 months 15 days
Range of exercise price 0.00 - 5.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 0
Range of exercise price 0.00 - 5.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 5
Range of exercise price 5.00 - 10.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Options outstanding and exercisable as at 31 December | shares	2,356,343	3,193,785	3,754,542
Weighted average exercise price | € / shares	€ 7.35	€ 7.38	€ 7.38
Weighted average remaining contractual life (years)	2 months 19 days	1 year 2 months 15 days	2 years 2 months 15 days
Range of exercise price 5.00 - 10.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 5
Range of exercise price 5.00 - 10.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	10
Range of exercise price 10.00 - 15.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Options outstanding and exercisable as at 31 December | shares			110,086
Weighted average exercise price | € / shares			€ 14.35
Weighted average remaining contractual life (years)			8 months 15 days
Range of exercise price 10.00 - 15.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	10
Range of exercise price 10.00 - 15.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	15
Range of exercise price 15.00 - 20.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Options outstanding and exercisable as at 31 December | shares			8,982,929
Weighted average exercise price | € / shares			€ 16.84
Weighted average remaining contractual life (years)			2 months 15 days
Range of exercise price 15.00 - 20.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	15
Range of exercise price 15.00 - 20.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 20